Basis of Presentation (Details) $ in Millions		12 Months Ended
	May 19, 2021 USD ($)	Dec. 31, 2021 USD ($)
Basis of Presentation (Details) [Line Items]
Exchange ratio	5.8417
Recognized gain		$ 2.0
Consideration		0.0
Carrying value of negative		$ 2.0
Newegg [Member]
Basis of Presentation (Details) [Line Items]
Net assets carrying value	$ 8.4
Cash equivalents and restricted cash	11.4
Marketable securities	0.2
Prepaid and other assets	0.5
Warrant liabilities	1.2
Accrued expenses and other liabilities	$ 2.5